Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Accounting fees		$ 2,500
Accrued compensation payable	$ 475,000	$ 450,000	$ 350,000
Richard Landry [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)		242,823
Gold Team Inc. [Member]
Related Party Transactions (Details) [Line Items]
Rent expense	42,000	$ 168,000	168,000
Payable to related party	$ 210,000	$ 126,000	$ 0